Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	₩ 8,014	₩ 17,656	₩ 11,065
Impairment losses for financial assets	₩ 54,703	₩ 43,162	₩ 30,064
Korea IT Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of decrease in equity interests	20.00%
Proportion of ownership interest in associate	63.30%	63.30%
S.M. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in associate	22.80%	22.80%
Impairment losses for financial assets	₩ 18,755	₩ 18,755
SK telecom Japan Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in associate	24.90%	33.00%
Purchase of interests in associates	₩ 1,683
SK telecom Japan Inc. [member] | Top of range [member]
Disclosure of investments in associates and joint ventures [Line Items]
Increase decrease in equity interests percentage	33.00%
SK telecom Japan Inc. [member] | Bottom of range [member]
Disclosure of investments in associates and joint ventures [Line Items]
Increase decrease in equity interests percentage	24.90%
SK Venture Capital, LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	₩ 180	₩ 132
Proportion of ownership interest in associate	0.00%
Walden SKT Venture Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	₩ 273	₩ 261
Proportion of ownership interest in associate	0.00%
Start-up Win-Win Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Proceeds from sales of interests in associates	₩ 200
AhnLab Blockchain Company [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	1,294
Purchase of interests in associates	1,294
Wave City Co., Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Loss on disposal of investments in associates	57
Proceeds from sales of interests in associates	57
12 CM Japan [member]
Disclosure of investments in associates and joint ventures [Line Items]
Loss on disposal of investments in associates	7,295
Proceeds from sales of interests in associates	1
Daliworks Inc. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Loss on disposal of investments in associates	1,863
Proceeds from sales of interests in associates	150
SK AMERICAS Inc. (formerly, SK USA Inc.) [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	5,878
Purchase of interests in associates	₩ 5,878
SK AMERICAS Inc. (formerly, SK USA Inc.) [Member] | Top of range [member]
Disclosure of investments in associates and joint ventures [Line Items]
Increase decrease in equity interests percentage	49.00%
SK AMERICAS Inc. (formerly, SK USA Inc.) [Member] | Bottom of range [member]
Disclosure of investments in associates and joint ventures [Line Items]
Increase decrease in equity interests percentage	20.00%
The Group [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in associate	40.50%
Cumulative contribution amount to associates by performance share units granted	₩ 24
Rebellions Inc [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of losing control of subsidiaries	26.10%
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in associate	49.00%	49.00%
Increase decrease in equity interests percentage	0.00%
Reduction of issued capital	₩ 48,240
SK Latin America Investment SA [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in associate	32.10%	32.10%
Increase decrease in equity interests percentage	0.00%
Reduction of issued capital	₩ 14,453
CMES Inc [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in associate	6.60%	7.70%
Loss on disposal of investments in associates	₩ 10,476
Disposal of shares of subsidiary amount in cash	14,872
Purchase of interests in associates	₩ 8,984
CMES Inc [Member] | Top of range [member]
Disclosure of investments in associates and joint ventures [Line Items]
Increase decrease in equity interests percentage	7.70%
CMES Inc [Member] | Bottom of range [member]
Disclosure of investments in associates and joint ventures [Line Items]
Increase decrease in equity interests percentage	6.60%